[LETTERHEAD OF DECHERT LLP]

March 30, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:                               PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 141

Investment Company Act File No. 811-21977

Amendment No. 142

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares 1-10 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-5 Laddered Treasury Portfolio and PowerShares Aggregate Bond Portfolio, attached herewith for filing is the above-referenced Post-Effective Amendment No. 141 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  This filing is being made to incorporate changes to Form N-1A, effective March 31, 2009.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss